Intangible Assets, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets, Net (Textual)
Impairment on intangible assets	$ 3,281,779
Copyrights [Member]
Intangible Assets, Net (Textual)
Impairment on intangible assets	3,281,779
Patents [Member]
Intangible Assets, Net (Textual)
Impairment on intangible assets	3,281,779
Software [Member]
Intangible Assets, Net (Textual)
Impairment on intangible assets	3,281,779
Continuing operations [Member]
Intangible Assets, Net (Textual)
Amortization expense	359,701	353,971	363,190
Impairment on intangible assets	$ 3,281,779	0	0
Discontinued operations [Member]
Intangible Assets, Net (Textual)
Impairment on intangible assets		$ 18,447	$ 18,447